UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1.	Schedule of Investments

Dryden Government Securities Trust / Money Market Series

Schedule of Investments

as of February 28, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Federal Farm Credit Bank 7.1%
$ 13,000	5.17%, 4/27/07(c)	$12,999,645
1,450	5.255%, 5/15/07(c)	1,450,200
3,050	5.245%, 9/24/07(c)	3,050,936
500	3.64%, 11/16/07	494,327

		17,995,108

Federal Home Loan Bank 15.7%
7,000	5.20%, 3/21/07(a)	6,979,778
8,250	5.21%, 6/8/07(c)	8,249,562
700	4.125%, 7/20/07	696,742
1,500	2.30%, 7/24/07	1,482,526
5,000	5.32%, 10/9/07	4,998,562
660	5.26%, 11/1/07	659,624
1,500	4.50%, 11/9/07	1,494,885
10,000	5.41%, 1/3/08	10,000,000
1,110	3.11%, 1/18/08	1,089,600
1,325	3.85%, 1/28/08	1,308,314
3,000	4.42%, 3/11/08	2,975,879

		39,935,472

Federal Home Loan Mortgage Corporation 24.8%
820	5.30%, 3/9/07(a)	819,034
1,000	3.875%, 3/23/07, M.T.N.	999,242
690	2.40%, 3/29/07	688,513
450	5.13%, 5/2/07(a)	446,024
310	5.346%, 5/15/07, M.T.N.(a)	305,018
25,000	5.225%, 7/6/07, M.T.N.	24,998,966
25,000	5.1725%, 9/27/07, M.T.N.	24,997,846
4,130	5.30%, 2/6/08, M.T.N.	4,129,448
42,500	2.935%, 03/07/36, M.T.N.(a)	5, 773, 838

		63,157,929

Federal National Mortgage Association 7.4%
16,035	2.35%, 4/5/07	15,987,374
2,750	5.225%, 6/21/07(c)	2,749,963

		18,737,337

Repurchase Agreements 44.9%(b)
14,025	Banc of America Securities LLC, 5.33%, dated 2/28/07, due 3/01/07 in the amount of $14,027,076 (cost $14,025,000; the value of the collateral including interest was $14,305,500)	14,025,000
25,000	BNP Paribas Securities Corp., 5.33%, dated 2/28/07, due 3/1/07 in the amount of $25,003,701 (cost $25,000,000; the value of the collateral including interest was $25,500,000)	25,000,000
25,000	Deutsche Bank Securities, Inc., 5.34%, dated 2/28/07, due 3/1/07 in the amount of $25,003,708 (cost $25,000,000; the value of the collateral including interest was $25,500,000)	25,000,000
25,000	Greenwich Capital Markets, Inc., 5.34%, dated 2/28/07, due 3/1/07 in the amount of $25,003,708 (cost $25,000,000; the value of the collateral including interest was $25,503,432)	25,000,000

25,000	Merrill Lynch & Co., Inc., 5.34%, dated 2/28/07, due 3/1/07 in the amount of $25,003,708 (cost $25,000,000; the value of the collateral including interest was $25,501,149)	25,000,000

		114,025,000

	Total Investments 99.9% (amortized cost $253,850,846)(d)	253,850,846
	Assets in excess of other liabilities 0.1%	249,225

	Net Assets 100.0%	$254,100,071

The following abbreviation is used in the portfolio descriptions:

M.T.N. - Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2007.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method of valuation involved valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institution, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commended with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 23, 2007

*	Print the name and title of each signing officer under his or her signature.